Commitments and Contingencies:	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies:

13.           Commitments and Contingencies:

a)             Commitments:

The following tables set forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as of June 30, 2026.

Charter party arrangements:

	Twelve-month periods ending June 30,
+ inflows/ - outflows	Total	2027	2028	2029	2030	2031 and thereafter
Future, minimum, non-cancellable charter revenues (1)	$160,350	$146,429	$11,713	$2,208	$—	$—

Total	$160,350	$146,429	$11,713	$2,208	$—	$—

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2026, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2026 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Other commitments:

	Twelve-month periods ending June 30,
+ inflows/ - outflows	Total	2027	2028	2029	2030	2031 and thereafter
Vessel BWTS upgrades and ESD (1)	$(8,624)	$(8,624)	$—	$—	$—	$—

Total	$(8,624)	$(8,624)	$—	$—	$—	$—

(1)	The amounts represent the Company’s commitments as of June 30, 2026, for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.

The Company has outstanding commitments under vessel construction contracts as of June 30, 2026, as described in Note 6 “Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction”.

13.       Commitments and Contingencies - continued:

b)             Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

The Company is involved in non-material legal proceedings and may become involved in other legal matters arising in the ordinary course of its business, principally personal injury and property casualty claims. Generally, we expect that such claims would be covered by insurance, subject to customary deductibles.

Certain routine non-material commercial claims have been asserted against the Company, or by the Company against charterers, that relate to contractual disputes with certain of our charterers. The nature of these disputes involves disagreements over losses claimed by charterers, or by the Company, during or as a result of the performance of certain charters, including, but not limited to, delays in the performance of the charters and off-hire during the charters. The related legal proceedings are at various stages of resolution.

Currently, other than as disclosed above, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.

In accordance with U.S. GAAP, the Company accrues for contingent liabilities when it is probable that such a liability has been incurred and the amount of loss can be reasonably estimated. The Company evaluates its outstanding legal proceedings to assess its contingent liabilities and adjusts such liabilities, as appropriate, based on management’s best judgment after consultation with counsel. There is no assurance that the Company’s contingent liabilities will not need to be adjusted in the future.